TRADE PAYABLE AND REVERSE FACTORING OPERATIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables		R$ 6,400,269	R$ 6,476,733
Reverse factoring operations	[1]	370,310	297,472
Trade payables		6,770,579	6,774,205
Domestic trade payable [Member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables		5,296,080	5,462,377
Foreign trade payable [Member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	[2]	R$ 1,104,189	R$ 1,014,356

[1]	The Company has contracts signed with Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note 3.6.2.
[2]	Refers to imports mainly denominated in US dollars, Euros and British pounds.